OCTOBER 10, 2017

SUPPLEMENT TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Hartford Corporate Bond ETF

Hartford Quality Bond ETF

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 17, 2017,

AS SUPPLEMENTED AUGUST 9, 2017

Hartford Municipal Opportunities ETF

Hartford Schroders Tax-Aware Bond ETF

STATEMENTS OF ADDITIONAL INFORMATION EACH DATED SEPTEMBER 11, 2017

Hartford Total Return Bond ETF

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 15, 2017

LATTICE STRATEGIES TRUST

Hartford Multifactor Developed Markets (ex-US) ETF

Hartford Multifactor Emerging Markets ETF

Hartford Multifactor US Equity ETF

Hartford Multifactor Global Small Cap ETF

Hartford Multifactor REIT ETF

Hartford Multifactor Low Volatility International Equity ETF

Hartford Multifactor Low Volatility US Equity ETF

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 29, 2017,

AS SUPPLEMENTED AUGUST 9, 2017

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENTS OF ADDITIONAL INFORMATION RELATE ARE REFERRED TO HEREIN AS THE “FUNDS”)

1.                                      At a joint shareholder meeting held on October 3, 2017, shareholders of each of Hartford Corporate Bond ETF and Hartford Quality Bond ETF, each a series of Hartford Funds Exchange-Traded Trust, and shareholders of each series of Lattice Strategies Trust (each, a “Trust” and, collectively, the “Trusts”) elected each of Hilary E. Ackermann, Robin C. Beery, Lynn S. Birdsong, James E. Davey, Christine Detrick, Duane E. Hill, William P. Johnston, Phillip O. Peterson, Lemma W. Senbet and David Sung to serve as trustees of each Trust’s Board of Trustees (each, a “Board”).  The sole initial shareholder of each of Hartford Total Return Bond ETF, Hartford Municipal Opportunities ETF and Hartford Schroders Tax-Aware Bond ETF previously elected each of Hilary E. Ackermann, Robin C. Beery, Lynn S. Birdsong, James E. Davey, Christine Detrick, Duane E. Hill, William P. Johnston, Phillip O. Peterson, Lemma W. Senbet and David Sung to serve as trustees of Hartford Funds Exchange-Traded Trust’s Board. Ms. Beery and Mr. Sung are current members of each Board.  As of October 3, 2017, Naozer Dadachanji and Theodore James Lucas are no longer members of either Board.  Therefore, all references to Messrs. Dadachanji and Lucas in each Funds’ Statement of Additional Information are hereby removed.

A.               Under the headings “FUND MANAGEMENT - NON-INTERESTED TRUSTEES” in each Statement of Additional Information listed above for Hartford Funds Exchange-Traded Trust and “MANAGEMENT OF THE TRUST - INDEPENDENT TRUSTEES” in the Statement of Additional Information for Lattice Strategies Trust, the table is deleted and replaced with the following:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE**AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE***
ROBIN C. BEERY (1967)	Trustee and Chairperson of the Nominating and Governance Committee	Since December 2016(1) Since December 2014(2)	Consultant, Arrowpoint Partners (an alternative asset manager) (2015 to Present); Previously, Executive Vice President of U.S. Distribution, Janus Capital Group (1994 to 2014)	89	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).
DAVID SUNG (1953)	Trustee and Chairman of the Audit Committee	Since December 2016(1) Since December 2014(2)	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is a Director of four private investment pools. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	89	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).
HILARY E. ACKERMANN (1956)	Trustee	Since October 2017	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011. Ms. Ackermann has served as a Director of Dynegy, Inc. (an independent power company) from October 2012 to present and as a Director of Credit Suisse Holdings (USA), Inc. from January 2017 to present.	89	Ms. Ackermann serves as a Director of Dynegy, Inc. (a power company) (October 2012 to present) and as a Director of Credit Suisse Holdings (USA), Inc. from January 2017 to present.
LYNN S. BIRDSONG (1946)	Trustee	Since October 2017

Mr. Birdsong currently serves as a Director of Aberdeen Global and Aberdeen Global II (investment funds) (September 2014 to present) and Aberdeen Islamic SICAV and Aberdeen Liquidity Fund (investment funds) (2016 to present). Mr. Birdsong served as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to February 2015) and as a Director of the Sovereign High Yield Investment Company (April 2010 to June 2014). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

				89	None
CHRISTINE DETRICK (1958)	Trustee	Since October 2017	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014 and Forest City Realty Trust (a real estate company) since November 2014. Previously, she was a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014 and a Senior Partner/ Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	89	Ms. Detrick serves as a Director of Reinsurance Group of America (January 2014 to present) and Forest City Realty Trust (a real estate company) (November 2014 to present).
DUANE E. HILL (1945)	Trustee	Since October 2017	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	89	None
WILLIAM P. JOHNSTON (1944)	Trustee	Since October 2017	In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July	89	None

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE**AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE***

2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

PHILLIP O. PETERSON (1944)	Trustee	Since October 2017	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	89	Mr. Peterson is a Trustee of the William Blair Funds (February 2007 to current) (22 funds overseen).
LEMMA W. SENBET (1946)	Trustee	Since October 2017

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

				89	None

* The address of each Trustee is c/o Hartford Funds Management Company, LLC, 690 Lee Road, Wayne, Pennsylvania 19087.

** Each Trustee may serve until his or her successor is elected and qualifies.

*** Each Trustee also serves as Director of Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and Trustee of Hartford Funds Master Fund and Hartford Funds NextShares Trust.

(1)  For Hartford Funds Exchange-Traded Trust.

(2)  For Lattice Strategies Trust.

B.               Under the heading “FUND MANAGEMENT – OFFICERS AND INTERESTED TRUSTEES” in each Statement of Additional Information listed above for Hartford Funds Exchange-Traded Trust and “MANAGEMENT OF THE TRUST – INTERESTED TRUSTEE” in the Statement of Additional Information for Lattice Strategies Trust, the information within the table for Mr. Theodore James Lucas is deleted and replaced with the following information:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
JAMES E. DAVEY*** (1964)	Trustee	Since October 2017

Mr. Davey serves as Executive Vice President of The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as President, Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. (“HFMG”). Mr. Davey also serves as Chairman of the Board, President and Manager of Lattice Strategies LLC effective July 30, 2016. Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

				89	None

* The address of each Trustee is c/o Hartford Funds Management Company, LLC, 690 Lee Road, Wayne, Pennsylvania 19087.

** Each Trustee may serve until his or her successor is elected and qualifies.

*** Mr. Davey also serves as Director of Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and Trustee of Hartford Funds Master Fund and Hartford Funds NextShares Trust.  “Interested person,” as defined in the 1940 Act, of the Trust because of the person’s affiliation with, or equity ownership of HFMC or affiliated companies.

C.               Under the heading “MANAGEMENT OF THE TRUST – OFFICERS” in the Statement of Additional Information for Lattice Strategies Trust, the information within the table for Cory J. Gossard and David James is deleted and replaced with the following information:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
JOSEPH G. MELCHER (1973)	Vice President and Chief Compliance Officer	Since December 2016

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC, Lattice Strategies, LLC and the Hartford Exchange-Traded Trust.  Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

				N/A	N/A

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
ALICE A. PELLEGRINO (1960)	Vice President and Secretary	Since December 2016

Ms. Pellegrino currently serves as Vice President of HLIC and HFMG.  Ms. Pellegrino has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.

				N/A	N/A

D.               Under the headings “FUND MANAGEMENT - INDIVIDUAL TRUSTEE QUALIFICATIONS” in each Statement of Additional Information listed above for Hartford Funds Exchange-Traded Trust and “MANAGEMENT OF THE TRUST – Individual Trustee Qualifications” in the Statement of Additional Information for Lattice Strategies Trust, the information for Messrs. Dadachanji and Lucas are deleted and replaced with the following:

Ms. Ackermann has over twenty-five years of credit, financial and risk management experience, including serving as Chief Risk Officer at Goldman Sachs Bank USA.

Mr. Birdsong served in senior executive and portfolio management positions for investment management firms for more than twenty-five years. He has served as a director of other mutual funds for more than ten years.

Ms. Detrick has over thirty years of experience leading and advising financial services companies and investors. She previously served as a director, head of the Americas financial services practice and senior advisor at a management consulting firm, and as the chief executive officer of a private savings bank.

Mr. Hill has more than thirty-five years’ experience in senior executive positions in the banking, venture capital and private equity industries.

Mr. Johnston has more than forty years of experience in senior leadership positions in the health care, investment banking and legal professions. He currently serves as an operating executive to a global private equity and other alternative asset investment firm and serves on other boards. He previously served as managing director and head of investment banking, CEO and vice chairman for an investment bank.

Mr. Peterson was a partner of a major accounting firm, providing services to the investment management industry. He has served as an independent president of a mutual fund complex, and he serves on another mutual fund board.

Dr. Senbet, for more than thirty years, has served as a professor of finance, including serving as the Director of Center for Financial Policy and as the chair of the finance department at a major university. He has served the finance profession in various capacities, including as a director or officer of finance associations.

Mr. Davey joined The Hartford in 2002 and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Prior to joining The Hartford, Mr. Davey served in various management roles at Merrill Lynch, including director of 401(k) alliance management and director of corporate and institutional 401(k) product management, overseeing product profitability and marketing strategy. Mr. Davey currently serves on the Board of Governors for the Investment Company Institute (ICI).

2.                                      Under the heading “CREATION AND REDEMPTION OF SHARES – PROCEDURES FOR CREATING CREATION UNITS” in each Statement of Additional Information listed above for each series of Hartford Funds Exchange-Traded Trust other than Hartford Schroders Tax-Aware Bond ETF, the second paragraph is deleted in its entirety and replaced with the following:

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of a Fund must be received by the Transfer Agent no later than 1:00 p.m., Eastern time in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined after receipt of an order in proper form. Orders requesting substitution of a “cash-in-lieu” amount or a cash creation (collectively, “Non-Standard Orders”), must be received by the Transfer Agent no later than 1:00 p.m., Eastern Time. On days when the Exchange closes earlier than normal (such as the day before a holiday), a Fund will require standard orders to create Creation Units to be placed by the earlier closing time and Non-Standard Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Trust may, but is not required to, permit Non-Standard Orders until 1:00 p.m., Eastern Time, or until the market close (in the event the Exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.

This Supplement should be retained with your Statement of Additional Information for future reference.

October 2017